SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenues
Sale of goods and services	$ 172,350,699	$ 160,308,979	$ 133,491,118
Royalties	1,775,790	1,110,463	442,689
Initial recognition and changes in the fair value of biological assets	716,741	279,945
Government grants	24,732	16,372	51,586
Total	173,092,172	160,605,296	133,542,704
Cost of sales	93,575,588	86,964,881	77,094,551
Gross margin per segment	$ 79,516,584	$ 73,640,415	$ 56,448,153
% of Segment Revenue	46.00%	46.00%	42.00%
Seed and integrated products
Revenues
Sale of goods and services	$ 29,402,332	$ 25,295,755	$ 26,751,121
Royalties	1,775,790	1,110,463	442,689
Initial recognition and changes in the fair value of biological assets	41,755
Government grants	24,732	16,372	51,586
Total	29,468,819	25,312,127	26,802,707
Cost of sales	11,581,494	9,783,737	13,413,758
Gross margin per segment	$ 17,887,325	$ 15,528,390	$ 13,388,949
% of Segment Revenue	61.00%	61.00%	50.00%
Crop protection
Revenues
Sale of goods and services	$ 93,799,477	$ 89,919,460	$ 77,655,672
Initial recognition and changes in the fair value of biological assets	418,712	279,945
Total	94,218,189	90,199,405	77,655,672
Cost of sales	53,552,327	53,979,391	49,453,167
Gross margin per segment	$ 40,665,862	$ 36,220,014	$ 28,202,505
% of Segment Revenue	43.00%	40.00%	36.00%
Crop nutrition
Revenues
Sale of goods and services	$ 49,148,890	$ 45,093,764	$ 29,084,325
Initial recognition and changes in the fair value of biological assets	256,274
Total	49,405,164	45,093,764	29,084,325
Cost of sales	28,441,767	23,201,753	14,227,626
Gross margin per segment	$ 20,963,397	$ 21,892,011	$ 14,856,699
% of Segment Revenue	42.00%	49.00%	51.00%
Sale of goods and services
Revenues
Sale of goods and services	$ 170,574,909	$ 159,198,516	$ 133,048,429
Sale of goods and services | Seed and integrated products
Revenues
Sale of goods and services	27,626,542	24,185,292	26,308,432
Sale of goods and services | Crop protection
Revenues
Sale of goods and services	93,799,477	89,919,460	77,655,672
Sale of goods and services | Crop nutrition
Revenues
Sale of goods and services	$ 49,148,890	$ 45,093,764	$ 29,084,325